Schedule of Investments (unaudited) April 30, 2020	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.0%

Aerospace & Defense — 1.7%
L3Harris Technologies, Inc.	2,135	$413,549
Lockheed Martin Corp.	1,459	567,639
Northrop Grumman Corp.	216	71,425
Raytheon Technologies Corp.	2,085	135,129

		1,187,742

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	1,062	75,296

Banks — 0.5%
M&T Bank Corp.	543	60,860
Truist Financial Corp.	870	32,468
U.S. Bancorp	6,522	238,053
Wells Fargo & Co.	1,187	34,482

		365,863

Beverages — 3.1%
Brown-Forman Corp., Class B	1,067	66,368
Coca-Cola Co.	21,844	1,002,421
PepsiCo, Inc.	8,625	1,141,001

		2,209,790

Biotechnology — 0.2%
Amgen, Inc.	689	164,823

Building Products — 0.0%
Carrier Global Corp.(a)	1,353	23,962

Capital Markets — 1.7%
Cboe Global Markets, Inc.	2,388	237,320
CME Group, Inc.	2,794	497,919
Intercontinental Exchange, Inc.	4,763	426,050
MarketAxess Holdings, Inc.	142	64,611

		1,225,900

Chemicals — 1.1%
Air Products & Chemicals, Inc.	971	219,038
Ecolab, Inc.	2,660	514,710
Linde PLC	227	41,766

		775,514

Commercial Services & Supplies — 3.9%
Republic Services, Inc.	12,678	993,195
Waste Connections, Inc.	9,267	796,128
Waste Management, Inc.	10,012	1,001,400

		2,790,723

Communications Equipment — 1.6%
Cisco Systems, Inc.	11,695	495,634
Juniper Networks, Inc.	3,296	71,194
Motorola Solutions, Inc.	4,179	600,982

		1,167,810

Containers & Packaging — 0.3%
Amcor PLC(a)	14,874	133,420

Security	Shares	Value

Containers & Packaging (continued)
Ball Corp.	887	$58,178

		191,598

Distributors — 0.1%
Genuine Parts Co.	1,282	101,637

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(a)	2,144	401,700

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	22,393	682,315
Verizon Communications, Inc.	19,379	1,113,323

		1,795,638

Electric Utilities — 5.9%
Alliant Energy Corp.	1,664	80,787
American Electric Power Co., Inc.	4,176	347,068
Duke Energy Corp.	8,708	737,219
Evergy, Inc.	3,221	188,203
Eversource Energy	2,479	200,055
NextEra Energy, Inc.	4,758	1,099,669
Southern Co.	13,519	766,933
Xcel Energy, Inc.	12,322	783,186

		4,203,120

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	4,386	387,108
FLIR Systems, Inc.	2,065	89,621
TE Connectivity Ltd.	656	48,190

		524,919

Entertainment — 0.6%
Walt Disney Co.	4,160	449,904

Equity Real Estate Investment Trusts (REITs) — 7.4%
American Tower Corp.	2,641	628,558
AvalonBay Communities, Inc.	3,275	533,661
Camden Property Trust	3,120	274,778
Crown Castle International Corp.	3,029	482,914
Equinix, Inc.	84	56,717
Equity Residential	7,372	479,622
Essex Property Trust, Inc.	955	233,116
Extra Space Storage, Inc.	2,363	208,511
Healthpeak Properties, Inc.	12,056	315,144
Invitation Homes, Inc.	4,097	96,894
Mid-America Apartment Communities, Inc.	1,495	167,320
National Retail Properties, Inc.	3,134	102,294
Public Storage	3,212	595,665
Realty Income Corp.	6,548	359,616
SBA Communications Corp.	380	110,170
UDR, Inc.	6,262	234,637
Ventas, Inc.	2,082	67,353
Welltower, Inc.	4,013	205,586
WP Carey, Inc.	2,209	145,308

		5,297,864

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	174	$52,722
Sysco Corp.	3,664	206,173
Walmart, Inc.	4,311	524,002

		782,897

Food Products — 4.9%
Bunge Ltd.	839	33,283
Campbell Soup Co.	3,215	160,686
General Mills, Inc.	2,718	162,781
Hershey Co.	6,321	837,090
Hormel Foods Corp.	14,626	685,228
J.M. Smucker Co.	1,762	202,471
Kellogg Co.	5,774	378,197
Lamb Weston Holdings, Inc.	4,892	300,173
McCormick & Co., Inc.	2,183	342,382
Mondelez International, Inc., Class A	7,140	367,281
Tyson Foods, Inc., Class A	598	37,190

		3,506,762

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	2,281	210,057
Baxter International, Inc.	5,787	513,770
Becton Dickinson & Co.	767	193,691
Cooper Cos., Inc.	693	198,683
Danaher Corp.	3,802	621,475
DENTSPLY SIRONA, Inc.	1,256	53,305
Medtronic PLC	8,214	801,933
Stryker Corp.	2,207	411,451
Zimmer Biomet Holdings, Inc.	305	36,508

		3,040,873

Health Care Providers & Services — 1.8%
Anthem, Inc.	1,208	339,122
Henry Schein, Inc.(a)	567	30,935
Humana, Inc.	767	292,856
Quest Diagnostics, Inc.	434	47,788
UnitedHealth Group, Inc.	1,689	493,982
Universal Health Services, Inc., Class B	968	102,308

		1,306,991

Health Care Technology — 0.1%
Cerner Corp.(b)	595	41,287

Hotels, Restaurants & Leisure — 3.6%
Darden Restaurants, Inc.	1,530	112,899
McDonald’s Corp.	5,927	1,111,668
Starbucks Corp.	5,778	443,346
Yum! Brands, Inc.	10,312	891,266

		2,559,179

Household Durables — 0.5%
D.R. Horton, Inc.	1,124	53,075

Security	Shares	Value

Household Durables (continued)
Garmin Ltd.	2,047	$166,135
NVR, Inc.(a)	52	161,200

		380,410

Household Products — 2.9%
Church & Dwight Co., Inc.	3,687	258,053
Clorox Co.	2,115	394,321
Colgate-Palmolive Co.	3,767	264,707
Kimberly-Clark Corp.	1,867	258,542
Procter & Gamble Co.	7,435	876,363

		2,051,986

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	1,550	219,945

Insurance — 9.3%
Aflac, Inc.	10,249	381,673
Alleghany Corp.	245	130,759
Allstate Corp.	4,961	504,633
American Financial Group, Inc.	2,573	170,435
American International Group, Inc.	1,593	40,510
Aon PLC	2,994	516,974
Arch Capital Group Ltd.(a)	11,036	265,195
Arthur J Gallagher & Co.	4,631	363,533
Brown & Brown, Inc.	8,058	289,363
Chubb Ltd.	5,118	552,795
Cincinnati Financial Corp.	1,537	101,135
Erie Indemnity Co., Class A	334	59,472
Everest Re Group Ltd.	2,299	398,026
Fidelity National Financial, Inc.	5,622	152,075
Hartford Financial Services Group, Inc.	8,345	317,027
Loews Corp.	876	30,362
Markel Corp.(a)	306	264,947
Marsh & McLennan Cos., Inc.	5,199	506,019
Progressive Corp.	4,176	322,805
RenaissanceRe Holdings Ltd.	2,355	343,854
Travelers Cos., Inc.	3,169	320,734
W.R. Berkley Corp.	8,272	446,688
Willis Towers Watson PLC	967	172,406

		6,651,420

Interactive Media & Services — 0.1%
Alphabet, Inc., Class C(a)	68	91,709

Internet & Direct Marketing Retail — 0.1%
eBay, Inc.	1,216	48,433
Expedia Group, Inc.	409	29,031

		77,464

IT Services — 11.6%
Accenture PLC, Class A	4,640	859,282
Automatic Data Processing, Inc.	2,732	400,757
Black Knight, Inc.(a)(b)	8,446	596,034
Booz Allen Hamilton Holding Corp.	2,504	183,894
Broadridge Financial Solutions, Inc.	2,067	239,772

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Cognizant Technology Solutions Corp., Class A	5,067	$293,987
Fidelity National Information Services, Inc.	5,873	774,590
Fiserv, Inc.(a)	5,867	604,653
FleetCor Technologies, Inc.(a)	705	170,081
International Business Machines Corp.	2,104	264,178
Jack Henry & Associates, Inc.	4,257	696,232
Mastercard, Inc., Class A	2,235	614,558
Paychex, Inc.	10,128	693,971
VeriSign, Inc.(a)	1,387	290,563
Visa, Inc., Class A	6,397	1,143,272
Western Union Co.	23,418	446,581

		8,272,405

Machinery — 0.3%
Otis Worldwide Corp.(a)	697	35,484
WABCO Holdings, Inc.(a)	1,509	202,780

		238,264

Media — 1.3%
Charter Communications, Inc., Class A(a)	492	243,653
Comcast Corp., Class A	9,509	357,824
Fox Corp., Class B(a)	1,633	41,740
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	1,389	46,823
Omnicom Group, Inc.	2,110	120,333
Sirius XM Holdings, Inc.	14,457	85,441

		895,814

Metals & Mining — 2.5%
Newmont Corp.	30,631	1,821,932

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AGNC Investment Corp.	30,938	384,250
Annaly Capital Management, Inc.	82,217	513,856

		898,106

Multi-Utilities — 2.6%
CMS Energy Corp.	2,935	167,559
Consolidated Edison, Inc.	9,830	774,604
Dominion Energy, Inc.	4,105	316,619
DTE Energy Co.	359	37,243
Sempra Energy	325	40,251
WEC Energy Group, Inc.	5,748	520,481

		1,856,757

Multiline Retail — 1.1%
Dollar General Corp.	2,537	444,736
Dollar Tree, Inc.(a)	2,369	188,738
Target Corp.	1,276	140,029

		773,503

Oil, Gas & Consumable Fuels — 1.9%
Cabot Oil & Gas Corp.	3,056	66,071

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc.(a)	2,052	$95,808
Chevron Corp.	5,963	548,596
Exxon Mobil Corp.	9,063	421,158
Kinder Morgan, Inc.	12,980	197,685
Occidental Petroleum Corp.	1,030	17,098
ONEOK, Inc.	578	17,299

		1,363,715

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	4,308	261,970
Eli Lilly & Co.	5,951	920,263
Johnson & Johnson	6,956	1,043,678
Merck & Co., Inc.	10,560	837,830
Pfizer, Inc.	18,673	716,296
Zoetis, Inc.	2,013	260,301

		4,040,338

Professional Services — 0.3%
Verisk Analytics, Inc.	1,556	237,803

Road & Rail — 0.1%
AMERCO	342	95,804

Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.	537	145,860
Intel Corp.	1,698	101,846
Texas Instruments, Inc.	350	40,624

		288,330

Software — 4.3%
CDK Global, Inc.	1,430	56,171
Citrix Systems, Inc.	6,805	986,793
Intuit, Inc.	514	138,682
Microsoft Corp.	5,562	996,766
Oracle Corp.	9,379	496,806
Palo Alto Networks, Inc.(a)	532	104,543
Tyler Technologies, Inc.(a)	831	266,493

		3,046,254

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	249	30,106
AutoZone, Inc.(a)	326	332,624
Burlington Stores, Inc.(a)	339	61,932
Home Depot, Inc.	2,472	543,420
O’Reilly Automotive, Inc.(a)	582	224,850
Ross Stores, Inc.	1,813	165,636
TJX Cos., Inc.	8,182	401,327

		1,759,895

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	399	117,226
Dell Technologies, Inc., Class C(a)	705	30,097

		147,323

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	2,574	$224,401

Tobacco — 0.5%
Altria Group, Inc.	5,853	229,730
Philip Morris International, Inc.	1,641	122,419

		352,149

Water Utilities — 0.1%
American Water Works Co., Inc.	389	47,337

Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.(a)(b)	7,792	684,138

Total Common Stocks — 99.0% (Cost — $66,613,640)		70,708,994

Security	Shares	Value

Investment Companies — 0.5%

Equity Fund — 0.5%
iShares Edge MSCI Min Vol USA ETF(e)	5,905	$348,808

Total Investment Companies — 0.5% (Cost — $324,884)		348,808

Total Long-Term Investments — 99.5% (Cost — $66,938,524)		71,057,802

Short-Term Securities — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.92%(c)(d)(e)	1,047,608	1,048,760
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.21%(d)(e)	1,269,581	1,269,581

Total Short-Term Securities — 3.2% (Cost — $2,317,894)		2,318,341

Total Investments — 102.7% (Cost — $69,256,418)		73,376,143

Liabilities in Excess of Other Assets — (2.7)%		(1,949,220)

Net Assets — 100.0%		$71,426,923

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	156,313	891,295	(b)	—	1,047,608	$1,048,760	$1,061	(c)	$347	$447
BlackRock Cash Funds: Treasury, SL Agency Shares	201,619	1,067,962	(b)	—	1,269,581	1,269,581	7,808		—	—
iShares Edge MSCI Min Vol USA ETF	1,087	119,081		(114,263)	5,905	348,808	4,484		(30,134)	18,685

						$2,667,149	$13,353		$(29,787)	$19,132

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Min Vol USA Index Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1	06/19/20	$145	$19,394

				$19,394

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$70,708,994	$—	$—	$70,708,994
Investment Companies	348,808	—	—	348,808
Short-Term Securities	2,318,341	—	—	2,318,341

	$73,376,143	$—	$—	$73,376,143

Derivative Financial Instruments(b)
Assets:
Equity contracts	$19,394	$—	$—	$19,394

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.